EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Aug. 23, 2019	Aug. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Shares issued for purchase of vessels (in shares)		16,035,856	0	16,035,856	0
Dilutive shares included in calculation (in shares)			129,000	141,000
Dilutive shares included in calculation (in shares)			129,000	141,000
Antidilutive shares excluded from calculation (in shares)					1,317,000
Net income attributable to the Company			$ 412,875	$ 139,972	$ (8,880)
Weighted average number of shares (in shares)			195,637,000	173,576,000	169,810,000
Dilutive effect of contingently returnable shares (in shares)			2,042,000	5,598,000	0
Dilutive effect of share options (in shares)			129,000	141,000	0
Denominator for diluted earnings per share (in shares)			197,808,000	179,315,000	169,810,000
Cash dividends per share declared (in dollars per share)			$ 1.60	$ 0.10	$ 0.00
Trafigura | Assets Under Sale and Purchase Agreement
Property, Plant and Equipment [Line Items]
Shares issued for purchase of vessels (in shares)	16,035,856
Shares issued for asset purchase, contingently returnable (in shares)			2,041,795